CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenues
Revenues	$ 629,428	$ 503,568	$ 446,103
Cost of revenues
Cost of revenues	269,496	228,490	239,393
Gross profit	359,932	275,078	206,710
Operating expenses:
Fulfillment	34,916	30,617	29,588
Selling and marketing	302,694	222,629	154,176
General and administrative	34,078	36,295	39,733
Other operating income	(1,361)	(223)	(675)
Total operating expenses	370,327	289,318	222,822
Loss from operations	(10,395)	(14,240)	(16,112)
Interest income	350	57	59
Interest expense	(4)	(5)	(13)
Other income, net	499	982	39,322
Impairment loss on investment	0	(56,083)	0
Total other income / (loss)	845	(55,049)	39,368
Income / (loss) before income taxes	(9,550)	(69,289)	23,256
Income tax (expense) / benefit	(40)	12,707	(9,802)
Net income / (loss)	(9,590)	(56,582)	13,454
Less: Net income attributable to non-controlling interests			325
Net Income / (loss) attributable to LightInTheBox Holding Co., Ltd.	$ (9,590)	$ (56,582)	$ 13,129
Net income / (loss) per ordinary share - basic	$ (0.04)	$ (0.25)	$ 0.06
Net income / (loss) per ordinary share - diluted	$ (0.04)	$ (0.25)	$ 0.06
Product sales
Revenues
Revenues	$ 617,240	$ 491,949	$ 435,170
Cost of revenues
Cost of revenues	265,964	223,383	235,237
Gross profit	351,276	268,566	199,933
Services and others
Revenues
Revenues	12,188	11,619	10,933
Cost of revenues
Cost of revenues	3,532	5,107	4,156
Gross profit	$ 8,656	$ 6,512	$ 6,777